DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Derivative [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales	Cost of sales	Cost of sales	Cost of sales
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	$ 2,920	$ 12,258	$ (1,124)	$ 46,601
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	3,217	16,771	(1,612)	61,874
Cost of Sales
Derivative [Line Items]
Realized net gains (losses):	(1,534)		(6,378)
Unrealized net gains (losses):	620	(7,729)	2,084	(2,372)
Other Income, net
Derivative [Line Items]
Realized net gains (losses):	283		751
Unrealized net gains (losses):	(714)	45	(814)	44
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	5,266	(1,516)	5,411	9,511
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Foreign currency forward contracts: | Cost of Sales
Derivative [Line Items]
Realized net gains (losses):		1,527		3,403
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):		7,592		14,155
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):		38		3,367
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):	(2,002)		(7,042)
Unrealized net gains (losses):	0	0	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):	566		1,488
Unrealized net gains (losses):	(56)	(365)	(242)	35
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized net gains (losses):	0		0
Unrealized net gains (losses):	0	0	0	(2,407)
Foreign currency forward contracts: | Other Income, net
Derivative [Line Items]
Realized net gains (losses):		0		0
Foreign currency forward contracts: | Other Income, net | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):		0		0
Foreign currency forward contracts: | Other Income, net | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):		0		0
Foreign currency forward contracts: | Other Income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):	0		0
Unrealized net gains (losses):	0	0	0	0
Foreign currency forward contracts: | Other Income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):	0		0
Unrealized net gains (losses):	0	0	0	0
Foreign currency forward contracts: | Other Income, net | Fair value hedges
Derivative [Line Items]
Realized net gains (losses):	283		751
Unrealized net gains (losses):	(714)	45	(814)	44
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Realized net gains (losses):	(98)	9,157	(824)	20,925
Unrealized net gains (losses):	676	(7,364)	2,326	0
Bunker fuel hedges | Other Income, net
Derivative [Line Items]
Realized net gains (losses):	0	0	0	0
Unrealized net gains (losses):	0	0	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(2,049)	18,287	(7,023)	52,363
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized net gains (losses):	0	0	0	0
Interest rate swap contracts: | Other Income, net
Derivative [Line Items]
Unrealized net gains (losses):	$ 0	$ 0	$ 0	$ 0